Common Stock	12 Months Ended
Sep. 30, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock
(15) COMMON STOCK

At September 30, 2012, 50 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2012,16.4 million common shares were repurchased and 1.6 million treasury shares were reissued.